Nature of operations and basis of presentation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation And Basis Of Presentation [Line Items]
Reversal of accelerated FDIC Indemnification Asset, Accretion of Discount	$ 12,492	$ 0	$ 0